SEMI-ANNUAL REPORT
FOR
AUL AMERICAN UIT TRUST
JUNE 30, 1999

American United Life Insurance Company
This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless acompanied or preceded by an efective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust
The current economic expansion continues to surprise investors with its longevity. It has now endured for 100 months, making it the longest peacetime expansion in U.S. history. If the economy can remain on its current track for another six months, it will achieve the distinction of being the longest expansion of all time.

However, economic growth can represent a mixed blessing. The Federal Reserve has been keeping a close eye on domestic growth watching for signs of inflationary pressures. At its June 29-30 meeting, the Fed decided to take a pre-emptive step by raising the Federal Funds rate by 25 basis points, representing the first such increase since March 1997. The Fed is hoping that this modest move will eliminate the need for more drastic action at some later date.

Bond prices declined steadily during the first half of the year as market participants reacted to the surprisingly strong growth of the U.S. economy and the rekindling of expectations for a rebound in the global economy. The ten-year Treasury yield increased from 4.65% at the beginning of the year to over 5.75% at the end of June.

As we began 1999, stock market performance was driven by large growth and technology companies, the same as in 1998. But the increase in long-term interest rates stalled the upward momentum in the equity market. The stock market experienced a dramatic change in leadership in April as investors began focusing on industries that would benefit from stronger global growth. This rotation resulted in a remarkable rebound in economically sensitive and small capitalization companies.

As we enter the second half of 1999, the marketplace remains vulnerable to external surprises. The Federal Reserve will be closely watching the growth rate of the U.S. economy. Without some moderation, the Federal Reserve may feel forced to take additional action.
Y2K issues will also provide additional uncertainty as we near the end of 1999.

For information regarding AUL's preparation for Y2K, please see AUL's website at www.aul.com or call (800) 249-6269.
/s/ James W. Murphy
James W. Murphy

Chairman of the Board of Directors and President
Indianapolis, Indiana
July 15, 1999

(This page is intentionally blank.)

                            AUL American Unit Trust
                            STATEMENT OF NET ASSETS
                                 June 30, 1999
                                  (unaudited)

                                                       AUL American Series Fund

                                                                                   Tactical Asset
                               Equity      Money Market       Bond       Managed   Allocation



Assets:
  Investments at value      $  42,980,697 $  15,307,956 $  13,330,035 $29,324,197   $   44,185



Net Assets                  $  42,980,697 $  15,307,956 $  13,330,035 $29,324,197   $   44,185



Units outstanding              13,642,284    11,414,081     7,382,218  11,885,667       36,235



Accumulation Unit Value     $        3.15 $        1.34 $        1.81  $      2.46  $     1.22





                                           AUL American Series Fund                     Fidelity

                             Conservative    Moderate      Aggressive
                              Investor       Investor       Investor   High Income     Growth



Assets:
  Investments at value      $     136,731 $     250,212 $     154,532 $19,190,507   $114,787,273



Net Assets                  $     136,731 $     250,212 $     154,532 $19,190,507   $114,787,273



Units outstanding                 128,042       232,673       140,907  11,260,325     35,224,932



Accumulation Unit Value     $        1.07 $        1.08 $        1.10 $      1.70   $       3.26




    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 1999
                                  (unaudited)

                                                                  Fidelity


                              Overseas    Asset Manager    Index 500  Equity-Income Contrafund


Assets:
  Investments at value      $  17,703,595 $  75,752,923 $ 114,316,171 $ 21,398,688  $42,065,259



Net Assets                  $  17,703,595 $  75,752,923 $ 114,316,171 $  21,398,68  $42,065,259



Units outstanding               9,698,930    39,080,531    35,439,693    9,913,399   15,944,445



Accumulation Unit Value     $        1.82 $        1.94 $        3.22 $       2.16  $      2.64




                               American
                               Century        Alger         Calvert   T. Rowe Price     PBHG

                               VP Capital     American  Social Mid Cap
                             Appreciation     Growth         Growth   Equity Income  Growth II



Assets:
  Investments at value      $   2,646,262 $  61,339,636 $   5,423,247 $43,646,949   $ 1,003,322



Net Assets                  $   2,646,262 $  61,339,636 $   5,423,247 $43,646,949   $ 1,003,322



Units outstanding               2,025,672    20,768,500     2,397,141  19,636,997       708,449



Accumulation Unit Value     $        1.30 $        2.95 $        2.26 $      2.22   $      1.42



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 1999
                                  (unaudited)

                                    PBHG                     Janus        Safeco

                             Technology &    Worldwide      Flexible
                            Communications    Growth         Income       Equity        Growth




Assets:
  Investments at value      $   1,010,062 $  19,508,507 $   4,073,055 $ 3,847,151   $ 9,669,605



Net Assets                  $   1,010,062 $  19,508,507 $   4,073,055 $ 3,847,151   $ 9,669,605



Units outstanding                 511,525    11,991,955     3,522,698   2,454,667     7,232,743



Accumulation Unit Value     $        1.97 $        1.63 $        1.16 $      1.57   $      1.34




    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                        AUL American Series Fund

                                      Equity                 Money Market                  Bond

                             Six months      Year       Six months       Year        Six months      Year
                            ended 6/30/99    ended      ended 6/30/99    ended      ended 6/30/99    ended
                             (unaudited)   12/31/98     (unaudited)    12/31/98      (unaudited)   12/31/98


Operations:
  Dividend income           $          -  $  4,129,858  $   291,037   $    386,161  $         -   $   782,456
  Mortality & expense
     charges                     255,878       473,604       84,693        100,713       81,306       129,862

  Net Investment Income
     (Loss)                     (255,878)    3,656,254      206,344        285,448      (81,306)      652,594


Gain (Loss) on Investments:
  Net realized gain (loss)     2,004,813     3,608,786            -              -      (97,641)      254,972
  Net change in
     unrealized appreciation
      (depreciation)           2,262,580    (5,156,717)           -              -     (124,917)     (170,174)

     Net Gain (Loss)           4,267,393    (1,547,931)           -              -     (222,558)       84,798


Increase (Decrease)
in Net Assets
from Operations                4,011,515     2,108,323      206,344        285,448     (303,864)      737,392

Contract Owner Transactions:
   Proceeds from units sold    4,012,320    13,209,744   37,356,357     46,547,976    7,077,779    17,474,578
   Cost of units redeemed     (6,148,076)   (8,168,235) (32,956,271)   (43,481,629)  (6,379,644)  (13,767,123)

      Increase (Decrease)     (2,135,756)    5,041,509    4,400,086      3,066,347      698,135     3,707,455


Net increase (decrease)        1,875,759     7,149,832    4,606,430      3,351,795       394,271    4,444,847
Net Assets, beginning         41,104,938    33,955,106   10,701,526      7,349,731    12,935,764    8,490,917

Net Assets, ending          $ 42,980,697  $ 41,104,938  $ 5,307,956   $ 10,701,526  $ 13,330,035  $12,935,764


Units sold                     1,348,069     4,750,246   28,049,337     35,822,473     3,847,030    9,671,190
Units redeemed                (2,082,512)   (2,959,555) (24,736,654)   (33,485,508)   (3,468,044)  (7,605,386)


Net Increase (Decrease)         (734,443)    1,790,691    3,312,683      2,336,965       378,986    2,065,804
Units outstanding, beginning  14,376,727    12,586,036    8,101,398      5,764,433     7,003,232    4,937,428

Units outstanding, ending     13,642,284    14,376,727   11,414,081      8,101,398     7,382,218    7,003,232


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)

                                                       AUL American Series Fund

                                      Managed          Tactical Asset Allocation   Conservative Investor

                             Six months      Year        Six months      Year        Six months     5/1/98
                            ended 6/30/99   ended       ended 6/30/99    ended      ended 6/30/99 (commencement)
                             (unaudited)   12/31/98     (unaudited)    12/31/98      (unaudited)   to 12/31/99


Operations:
  Dividend income           $          -  $  2,496,726  $         -   $     976     $         -   $    1,251
  Mortality & expense
     charges                     178,335       325,915          255         175             900            -

  Net Investment Income
   (Loss)                       (178,335)    2,170,811         (255)        801            (900)       1,251


Gain (Loss) on Investments:
  Net realized gain (loss)       752,216     1,475,867         (126)       (115)          1,436            -
  Net change in
     unrealized appreciation
      (depreciation)             834,078    (1,908,536)       1,778      (1,555)          1,512        1,439

     Net Gain (Loss)           1,586,294      (432,669)       1,652      (1,670)          2,948        1,439


Increase (Decrease)
in Net Assets
from Operations                1,407,959     1,738,142        1,397        (869)          2,048        2,690


Contract Owner Transactions:
   Proceeds from units sold    2,441,094     7,792,884       2,637       43,805          70,545       98,567
   Cost of units redeemed     (2,781,436)   (5,039,746)     (1,947)        (949)        (37,119)           -

      Increase (Decrease)       (340,342)    2,753,138         690       42,856          33,426       98,567


Net increase (decrease)        1,067,617     4,491,280       2,087       41,987          35,474      101,257
Net Assets, beginning         28,256,580    23,765,300      42,098          111         101,257            -

Net Assets, ending          $ 29,324,197  $ 28,256,580   $  44,185    $  42,098     $   136,731   $  101,257


Units sold                     1,027,250     3,432,189       2,206       36,499          66,470       96,638
Units redeemed                (1,161,818)   (2,228,278)     (1,767)        (803)        (35,066)           -


Net Increase (Decrease)         (134,568)    1,203,911         439       35,696          31,404       96,638
Units outstanding, beginning  12,020,235    10,816,324      35,796          100          96,638            -

Units outstanding, ending     11,885,667    12,020,235      36,235       35,796         128,042       96,638


The  accompanying  notes are an integral part of the financial  statements.

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)

                                          AUL American Series Fund                       Fidelity

                                 Moderate Investor        Aggressive Investor           High Income

                              Six months    5/1/98       Six months       5/1/98       Six months    Year
                            ended 6/30/99 (commencement)ended 6/30/99 (commencement) ended 6/30/99  ended
                              (unaudited) to 12/31/99   (unaudited)     to 12/31/99   (unaudited)   12/31/98


Operations:
  Dividend income           $          -  $      1,722  $         -   $       983   $ 1,711,077   $ 1,597,594
  Mortality & expense
     charges                       1,358           154          739           180       115,516       198,837

  Net Investment Income
     (Loss)                       (1,358)        1,568         (739)          803     1,595,561     1,398,757


Gain (Loss) on Investments:
  Net realized gain (loss)           747             -        5,210         2,351      (278,693)      120,126
  Net change in
     unrealized appreciation
      (depreciation)               8,528         4,839        1,989         5,717       (24,508)   (2,521,237)

Net Gain (Loss)                    9,275         4,839        7,199         8,068      (303,201)   (2,401,111)


Increase (Decrease)
in Net Assets
from Operations                    7,917         6,407         6,460        8,871      1,292,360   (1,002,354)


Contract Owner Transactions:
   Proceeds from units sold       59,499       185,260       103,917      159,391      4,118,422   11,184,502
   Cost of units redeemed         (8,871)            -       (99,973)     (24,134)    (3,990,942   (5,953,368)

      Increase (Decrease)         50,628       185,260         3,944      135,257        127,480    5,231,134


Net increase (decrease)           58,545      191,667         10,404      144,128      1,419,840    4,228,780
Net Assets, beginning            191,667            -        144,128            -     17,770,667   13,541,887

Net Assets, ending          $    250,212  $   191,667   $    154,532  $   144,128    $19,190,507  $17,770,667


Units sold                        56,694      184,334         97,928      163,479      2,473,036    6,720,498
Units redeemed                    (8,355)           -        (95,957)     (24,543)    (2,400,955)   3,585,586


Net Increase (Decrease)           48,339      184,334          1,971      138,936         72,081    3,134,912
Units outstanding, beginning     184,334            -        138,936            -     11,188,244    8,053,332

Units outstanding, ending        232,673      184,334        140,907      138,936     11,260,325   11,118,244

The  accompanying  notes are an integral part of the financial  statements.

                            AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)


                                                                Fidelity

                                      Growth                   Overseas                Asset Manager


                              Six months     Year       Six months      Year         Six months      Year
                            ended 6/30/99   ended       ended 6/30/99   ended        ended 6/30/99  ended
                             (unaudited)   12/31/98     (unaudited)    12/31/98      (unaudited)   12/31/98


Operations:
  Dividend income           $ 10,816,761  $  7,725,638  $   689,437   $ 1,119,662   $ 5,198,176   $ 6,424,996
  Mortality & expense
     charges                     646,736       871,434      107,511       201,307       441,823       729,414

  Net Investment Income
     (Loss)                   10,170,025     6,854,204      581,926       918,355     4,756,353     5,695,582


Gain (Loss) on Investments:
  Net realized gain (loss)     5,005,017    5,028,903      (177,469)      603,428       992,480     1,708,930
  Net change in
     unrealized appreciation
      (depreciation)          (1,818,896)  11,659,673       895,206       226,629    (2,456,564)      216,304

     Net Gain (Loss)           3,186,121   16,688,576       717,737       830,057    (1,464,084)    1,925,234


Increase (Decrease)
in Net Assets
from Operations               13,356,146   23,542,780     1,299,663     1,748,412     3,292,269     7,620,816


Contract Owner Transactions:
   Proceeds from units sold   25,769,381   35,267,762    12,096,927    20,264,193    10,018,865    19,851,423
     Cost of units redeemed  (17,287,869) (20,979,905)  (12,848,970)  (19,060,642)   (6,315,252)   (9,007,408)

      Increase (Decrease)      8,481,512   14,287,857      (752,043)    1,203,551     3,703,613    10,844,015


Net increase (decrease)       21,837,658   37,830,637       547,620     2,951,963     6,995,882    18,464,831
Net Assets, beginning         92,949,615   55,118,978    17,155,975    14,204,012    68,757,041    50,292,210

Net Assets, ending          $114,787,273  $92,949,615   $17,703,595   $17,155,975   $75,752,923   $68,757,041


Units sold                     8,426,716   14,692,263    6,928,987     12,061,342     5,316,137    11,530,487
Units redeemed                (5,637,704)  (8,749,719)  (7,329,728)   (11,270,221)   (3,344,632)   (5,253,388)


Net Increase (Decrease)        2,789,012    5,942,544     (400,741)       791,121     1,971,505     6,277,099
Units outstanding, beginning  32,435,920   26,493,376    10,099,671     9,308,550    37,109,026    30,831,927

Units outstanding, ending     35,224,932   32,435,920     9,698,930    10,099,671    39,080,531    37,109,026


The  accompanying  notes are an integral part of the financial  statements.

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)


                                                                 Fidelity

                                     Index 500               Equity-Income              Contrafund

                              Six months     Year       Six months      Year        Six months       Year
                            ended 6/30/99   ended       ended 6/30/99    ended      ended 6/30/99    ended
                             (unaudited)   12/31/98     (unaudited)   12/31/98      (unaudited)     12/31/98


Operations:
  Dividend income           $  1,524,526  $  1,715,647  $   886,531   $   807,143   $ 1,340,115   $ 1,001,436
  Mortality & expense
     charges                     625,851       770,764      119,864       191,124       226,000       279,936

  Net Investment Income
     (Loss)                      898,675       944,883      766,667       616,019     1,114,115       721,500


Gain (Loss) on Investments:
  Net realized gain (loss)     3,831,759     5,977,429      536,599       592,037     1,098,193     1,399,625
  Net change in
     unrealized appreciation
      (depreciation)           6,366,291     8,181,814      907,653       236,852     1,464,168     3,972,316

     Net Gain (Loss)          10,198,050    14,159,243    1,444,252       828,889     2,562,361     5,371,941


Increase (Decrease)
in Net Assets
from Operations               11,096,725    15,104,126    2,210,919     1,444,908     3,676,476     6,093,441


Contract Owner Transactions:
   Proceeds from units sold   29,278,130    54,712,307    3,658,443     7,597,451    10,124,477    13,525,264
     Cost of units redeemed  (14,678,480)  (23,200,129)  (2,852,007)   (2,838,931)   (3,137,442)   (4,885,163)

      Increase (Decrease)     14,599,650    31,512,178      806,436     4,758,520     6,987,035     8,640,101


Net increase (decrease)       25,696,375    46,616,304    3,017,355     6,203,428    10,663,511    14,733,542
Net Assets, beginning         88,619,796    42,003,492   18,381,333    12,177,905    31,401,748    16,668,206

Net Assets, ending          $114,316,171  $ 88,619,796  $21,398,688   $18,381,333   $42,065,259   $31,401,748


Units sold                     9,631,471   21,289,312     1,798,644     4,148,951     4,024,798     6,565,456
Units redeemed                (4,784,728)  (9,071,095)   (1,422,945)   (1,570,926)   (1,241,055)   (2,370,377)


Net Increase (Decrease)        4,846,743   12,218,217       375,699     2,578,025     2,783,743     4,195,079
Units outstanding, beginning  30,592,950   18,374,733     9,537,700     6,959,675    13,160,702     8,965,623

Units outstanding, ending     35,439,693   30,592,950     9,913,399     9,537,700    15,944,445    13,160,702


The  accompanying  notes are an integral part of the financial  statements.

                            AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)

                                 American Century                Alger                    Calvert

                              VP Capital Appreciation       American Growth        Social Mid Cap Growth

                              Six months     Year        Six months      Year        Six months      Year
                            ended 6/30/99   ended       ended 6/30/99    ended      ended 6/30/99    ended
                              (unaudited)  12/31/98     (unaudited)   12/31/98      (unaudited)    12/31/98


Operations:
  Dividend income           $          -  $    108,260  $ 5,117,988   $ 4,116,683   $         -   $   531,185
  Mortality & expense
     charges                      14,247        25,308      314,573       344,924        28,791        36,719

  Net Investment Income
     (Loss)                      (14,247)       82,952    4,803,415     3,771,759       (28,791)      494,466


Gain (Loss) on Investments:
  Net realized gain (loss)         9,120      (145,811)   3,253,474     2,252,193        32,168       112,545
  Net change in
     unrealized appreciation
      (depreciation)             346,408        29,319     (768,085)    5,111,555       363,476       140,925

     Net Gain (Loss)             355,528      (116,492)   2,485,389     7,363,748       395,644       253,470


Increase (Decrease)
in Net Assets
from Operations                  341,281       (33,540)   7,288,804    11,135,507       366,853       747,936


Contract Owner Transactions:
   Proceeds from units sold      542,528     1,025,794   30,950,917    25,946,680     6,551,801    11,058,290
     Cost of units redeemed     (394,786)   (1,144,715) (18,575,376)  (14,522,954)   (6,293,143)   (8,763,534)

      Increase (Decrease)        147,742      (118,921)  12,375,541    11,423,726       258,658     2,294,756


Net increase (decrease)          489,023      (152,461)  19,664,345    22,559,233       625,511     3,042,692
Net Assets, beginning          2,157,239     2,309,700   41,675,291    19,116,058     4,797,736     1,755,044

Net Assets, ending          $  2,646,262  $  2,157,239  $61,339,636   $41,675,291   $ 5,423,247   $ 4,797,736


Units sold                       454,505      923,469    11,158,013    12,309,431     3,134,917     5,929,115
Units redeemed                  (333,995)    (993,436)   (6,671,553)   (6,947,796)   (3,021,437)   (4,715,991)


Net Increase (Decrease)          120,510      (64,967)    4,486,460     5,361,635       113,480     1,213,124
Units outstanding, beginning   1,905,162    1,970,129    16,282,040    10,920,405     2,283,661     1,070,537

Units outstanding, ending      2,025,672    1,905,162    20,768,500    16,282,040     2,397,141     2,283,661

    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)


                                   T. Rowe Price                              PBHG

                                   Equity-Income               Growth II        Technology & Communications

                              Six months      Year        Six months     Year        Six months      Year
                            ended 6/30/99    ended       ended 6/30/99   ended     ended 6/30/99    ended
                             (unaudited)    12/31/98     (unaudited)   12/31/98     (unaudited)    12/31/98


Operations:
  Dividend income           $    516,537  $  1,744,296  $         -   $         -   $         -   $       31
  Mortality & expense
     charges                     245,263       367,134        4,016         2,790         3,663        2,215
Net Investment Incom
   (Loss)                        271,274     1,377,162       (4,016)       (2,790)       (3,663)      (2,184)


Gain (Loss) on Investments:
  Net realized gain (loss)     1,003,290     1,296,725       20,345          (173)       30,699       (2,571)
  Net change in
    unrealized appreciation
     (depreciation)            3,173,136      (534,704)     128,636        48,875       178,493       67,736

     Net Gain (Loss)           4,176,426       762,021      148,981        48,702       209,192       65,165


Increase (Decrease)
in Net Assets
from Operations                4,447,700     2,139,183      144,965        45,912       205,529       62,981


Contract Owner Transactions:
   Proceeds from units sold    6,702,168    19,653,169      533,397       396,424       610,573      236,715
     Cost of units redeemed   (5,482,989)   (5,338,408)    (145,259)      (34,462)      (94,597)    (116,050)

      Increase (Decrease)      1,219,179    14,314,761      388,138       361,962       515,976      120,665


Net increase (decrease)        5,666,879    16,453,944      533,103       407,874       721,505      183,646
Net Assets, beginning         37,980,070    21,526,126      470,219        62,345       288,557      104,911

Net Assets, ending          $ 43,646,949  $ 37,980,070  $ 1,003,322   $   470,219   $ 1,010,062   $  288,557


Units sold                     3,244,649    10,256,308      410,996       385,073       355,211      215,014
Units redeemed                (2,689,093)   (2,821,549)    (115,420)      (30,705)      (57,733)    (102,552)


Net Increase (Decrease)          555,556     7,434,759      295,576       354,368       297,478      112,462
Units outstanding, beginning  19,081,441    11,646,682      412,873        58,505       214,047      101,585

Units outstanding, ending     19,636,997    19,081,441      708,449       412,873       511,525      214,047


The  accompanying  notes are an integral part of the financial  statements.

                            AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)

                                                    Janus

                                 Worldwide Growth           Flexible Income

                              Six months      Year       Six months      Year
                             ended 6/30/99   ended      ended 6/30/99    ended
                              (unaudited)  12/31/98     (unaudited)    12/31/98


Operations:
  Dividend income           $     35,634  $   236,259   $  143,666    $  101,781
  Mortality & expense
     charges                      97,073       79,994       20,071        14,514

  Net Investment Income
     (Loss)                      (61,439)     156,265      123,595        87,267


Gain (Loss) on Investments:
  Net realized gain (loss)     1,007,565     (401,473)      (2,877)        5,591
  Net change in
     unrealized appreciation
      (depreciation)             861,139    1,523,872     (171,699)      (12,265)

     Net Gain (Loss)           1,868,704    1,122,399     (174,576)       (6,674)


Increase (Decrease)
in Net Assets
from Operations                1,807,265    1,278,664      (50,981)       80,593


Contract Owner Transactions:
   Proceeds from units sold   11,557,179   15,654,275    1,951,231     2,506,207
     Cost of units redeemed   (5,989,062)  (7,227,614)    (407,766)     (319,886)

      Increase (Decrease)      5,568,117    8,426,661    1,543,465     2,186,321


Net increase (decrease)        7,375,382    9,705,325    1,492,484     2,266,914
Net Assets, beginning         12,133,125    2,427,800    2,580,571       313,657

Net Assets, ending          $ 19,508,507  $12,133,125   $4,073,055    $2,580,571


Units sold                     7,522,861   11,993,056    1,668,856     2,194,288
Units redeemed                (3,888,817)  (5,761,517)    (350,228)     (279,572)


Net Increase (Decrease)        3,634,044    6,231,539    1,318,628     1,914,716
Units outstanding, beginning   8,357,911    2,126,372    2,204,070       289,354

Units outstanding, ending     11,991,955    8,357,911    3,522,698     2,204,070


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS(continued)

                                                   SAFECO

                                      Equity                    Growth
                              Six months     Year        Six months      Year
                             ended 6/30/99   ended      ended 6/30/99   ended
                              (unaudited)  12/31/98     (unaudited)   12/31/98


Operations:
  Dividend income           $          -  $    136,921  $         -   $   982,700
  Mortality & expense
     charges                      20,773        11,787       56,776        64,381

  Net Investment Income
     (Loss)                      (20,773)      125,134      (56,776)      918,319


Gain (Loss) on Investments:
  Net realized gain (loss)        38,440        11,324     (633,740)     (131,487)
  Net change in
     unrealized appreciation
      (depreciation)             289,087       155,729      203,398    (1,196,621)

     Net Gain (Loss)             327,527       167,053     (430,342)   (1,328,108)


Increase (Decrease)
in Net Assets
from Operations                  306,754       292,187     (487,118)     (409,789)


Contract Owner Transactions:
     Proceeds from units sold    900,242     2,516,740     2,585,371   10,102,077
     Cost of units redeemed     (273,137)     (111,758)   (1,873,271)  (1,752,970)

      Increase (Decrease)        627,105     2,404,982       712,100    8,349,107


Net increase (decrease)          933,859     2,697,169       224,982    7,939,318
Net Assets, beginning          2,913,292       216,123     9,444,623    1,505,305

Net Assets, ending          $  3,847,151  $  2,913,292  $ 9,669,605   $ 9,444,623


Units sold                       603,357     1,932,127     1,960,164    6,848,637
Units redeemed                  (183,441)      (83,466)   (1,415,848)  (1,229,365)


Net Increase (Decrease)          419,916      1848,661       544,316    5,619,272
Units outstanding, beginning   2,034,751       186,090     6,688,427    1,069,155

Units outstanding, ending      2,454,667     2,034,751     7,232,743    6,688,427


   The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies
   The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust

   (Safeco).

   Security Valuation, Transactions and Related Investment Income
   The market value of investments is based on the closing bid prices at June 30, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Mortality and Expense Risks Charges
   AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 1999 was $3,692,011.

   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the six months ended June 30, 1999 were $122,339.

   AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:

                     Account Year                           Withdrawal Charge


                         1 - 5                                     8%

                         6 - 10                                    4%

                      11 or more                                   0%
The aggregrate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the six months ended June 30, 1999 was $234,140.

3. Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the six months ended June 30, 1999, is:

                                 6/30/99     12/31/98      Change


   AUL American Series Fund:
         Equity             $  3.149470   $  2.858297        10.2%
         Money Market          1.341082      1.320892         1.5%
         Bond                  1.805765      1.847200        -2.2%
         Managed               2.464662      2.348652         4.9%
         Tactical Asset
          Allocation           1.215409      1.175785         3.4%
         Conservative
          Investor             1.067824      1.046823         2.0%
         Moderate Investor     1.075191      1.039569         3.4%
         Aggressive Investo    1.096424      1.037132         5.7%

   Fidelity:
         High Income           1.704054      1.588183         7.3%
         Growth                3.257443      2.864673        13.7%
         Overseas              1.823475      1.697134         7.4%
         Asset Manager         1.937677      1.852296         4.6%
         Index 500             3.224483      2.895747        11.4%
         Equity-Income         2.156416      1.925332        12.0%
         Contrafund            2.637997      2.385912        10.6%

   American Century:
         VP Capital
          Appreciation         1.304865      1.131147        15.4%

   Alger:
         American Growth       2.950540      2.559334        15.3%

   Calvert:
         Social Mid Cap
         Growth                2.261952      2.100672         7.7%

   T. Rowe Price:
         Equity Income         2.222496      1.990312        11.7%

   PBHG:
         Growth II             1.416152      1.138978        24.3%
         Technology &
         Communications        1.974180      1.347791        46.5%

                                 6/30/99     12/31/98      Change


   Janus:
         Worldwide Growth   $  1.626684   $   1.451645        12.1%
         Flexible Income       1.156189       1.170811        -1.2%

   Safeco:
         Equity                1.567110       1.431636         9.5%
         Growth                1.337326       1.412139        -5.3%

      4. Cost of Investments
      The cost of investments at June 30, 1999, is:
   AUL American Series Fund:

      Equity                $ 37,599,526
      Money Market            15,307,368
      Bond                    13,702,668
      Managed                 26,359,656
      Tactical Asset
      Allocation                  43,959
      Conservative Investor      133,780
      Moderate Investor          236,845
      Aggressive Investor        146,826
   Fidelity:
      High Income             20,339,434
      Growth                  96,071,488
      Overseas                16,702,307
      Asset Manager           70,631,293
      Index 500               94,818,044
      Equity-Income           18,600,818
      Contrafund              34,210,093
   American Century:
   VP Capital Appreciation     2,401,782
         Alger:
      American Growth       $ 55,644,387
   Calvert:
      Social Mid Cap Growth    5,054,596
   T. Rowe Price:

      Equity Income           38,705,119
   PBHG:
      Growth II                  827,686
      Technology &
        Communications           777,383
   Janus:
      Worldwide Growth        17,134,334
      Flexible Income          4,260,856
   Safeco:
      Equity                   3,412,918
      Growth                  10,843,308
                                       17

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
   5.    Net Assets
         Net Assets at June 30, 1999, are:
                                                          AUL American Series Fund

                                                                                    Tactical Asset
                               Equity      Money Market       Bond        Managed    Allocation

Proceeds from units sold    $  50,966,346 $ 146,750,637 $ 36,967,741  $34,912,299   $    46,541
Cost of units redeemed        (27,368,411) (132,388,393) (25,334,550) (16,698,346)       (2,895)
Net investment income           5,094,671       945,712    1,904,314    4,807,237           555
Net realized gain (loss)        8,906,920             -      165,163    3,338,466          (242)
Unrealized appreciation
   (depreciation)               5,381,171             _     (372,633)   2,964,541           226

                            $  42,980,697 $  15,307,956 $ 13,330,035  $29,324,197   $    44,185

                                           AUL American Series Fund                      Fidelity

                             Conservative    Moderate      Aggressive
                               Investor      Investor       Investor  High Income     Growth

Proceeds from units sold    $     169,112 $     244,759 $     263,309 $31,772,777   $123,871,456
Cost of units redeemed            (37,119)       (8,871)     (124,108)(16,251,391)   (63,084,822)
Net investment income                 351           210            64   4,373,390     19,136,395
Net realized gain (loss)            1,436           747         7,561     444,658     16,148,459
Unrealized appreciation
   (depreciation)                   2,951        13,367         7,706  (1,148,927)    18,715,785

                            $     136,731 $     250,212 $     154,532 $19,190,507   $114,787,273

                                                            Fidelity


                               Overseas    Asset Manager    Index 500 Equity-Income Contrafund

Proceeds from units sold    $  67,927,422 $  83,382,347 $ 136,817,179 $23,285,974   $ 40,710,301
Cost of units redeemed        (56,127,861)  (32,824,511)  (59,237,335) (7,990,343)   (11,540,460)
Net investment income           2,330,457    16,324,952     2,256,587   1,918,787      1,892,785
Net realized gain (loss)        2,572,289     3,748,505    14,981,613   1,386,400      3,147,467
Unrealized appreciation
   (depreciation)               1,001,288     5,121,630    19,498,127   2,797,870      7,855,166

                            $  17,703,595 $  75,752,923 $ 114,316,171 $21,398,688   $ 42,065,259

                               American
                               Century        Alger         Calvert   T. Rowe Price     PBHG

                             VP Capital     American    Social Mid Cap
                             Appreciation     Growth         Growth   Equity Income  Growth II

Proceeds from units sold    $   5,568,359 $  87,748,641 $  29,974,175 $ 47,001,077  $ 1,016,288
Cost of units redeemed         (3,085,090)  (48,188,384)  (25,971,421) (13,685,528)    (201,344)
Net investment income             216,805     8,566,934       627,833    2,548,422       (7,091)
Net realized gain (loss)         (298,292)    7,517,196       424,009    2,841,148       19,833
Unrealized appreciation
   (depreciation)                 244,480     5,695,249       368,651    4,941,830      175,636

                            $   2,646,262 $  61,339,636 $   5,423,247 $ 43,646,949  $ 1,003,322


5. Net Assets (continued)
   Net Assets at June 30, 1999, are:

                                 PBHG                       Janus         Safeco
                              Technology &   Worldwide      Flexible
                            Communications    Growth         Income       Equity      Growth

Proceeds from units sold    $     965,719 $  29,772,106 $   4,867,712 $  3,629,687  $ 14,729,029
Cost of units redeemed           (210,666)  (13,338,503)     (830,307)    (385,785)   (4,268,799)
Net investment income              (6,261)       91,938       217,838      119,378     1,098,661
Net realized gain (loss)           28,591       608,793         5,613       49,638      (715,583)
Unrealized appreciation
   (depreciation)                 232,679     2,374,173      (187,801)     434,233    (1,173,703)

                            $   1,010,062 $  19,508,507 $   4,073,055 $  3,847,151  $  9,669,605

                       This page is intentionally blank.

AUL
American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com
P-13972B 7/99